Finance charges and fair value movement on financial instruments (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Disclosure of finance costs
Finance charges

	Six months to June 30, 2020 Unaudited £’000	Six months to June 30, 2019 Unaudited £’000	Year ended December 31, 2019 Audited £’000
Interest on convertible loan	(183)	(20)	(20)
Interest on private placement loan note	(423)	—	—
Interest on TAP funding	—	—	(10)
Interest on bank loan	(581)	(1,607)	(1,739)
Interest on lease liabilities	(873)	(428)	(1,314)
Accreted interest on bank loan	(753)	—	(1,523)
Modification gain on bank loan	—	456	456
Discounting of provision for deferred cash consideration	(111)	(179)	(221)
Change in warrant fair value	(53)	780	875
Changes in the fair value of the embedded derivative	(63,158)	—	—
Changes in the fair value of warrants in connection to private placement	(31,493)	—	—

Total finance charge	(97,628)	(998)	(3,496)